Other Current Liabilities and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities And Accrued Expenses [Abstract]
Schedule of Other Current Liabilities And Accrued Expenses

As of June 30, 2026 and December 31, 2025, other current liabilities and accrued expenses were comprised of the following:

	June 30,	December 31,
	2026	2025

Advertising fees payable	$1,513,400	$1,233,300
Amount due to Armonia (Note 5)	300,000	-
Accrued payroll	188,200	214,500
Other tax payable	105,500	91,400
Others	470,700	298,400
	$2,577,800	$1,837,600